LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Narrative (Details) $ in Thousands		12 Months Ended
	Nov. 22, 2023 vessel	Dec. 31, 2023 USD ($) vessel bank newbuilding	Jan. 31, 2024 USD ($)	Jan. 11, 2024 USD ($)	Dec. 31, 2022 USD ($) newbuilding	Dec. 31, 2021 USD ($) newbuilding
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents incl. restricted cash		$ 295,628			$ 323,803	$ 171,733
Undrawn and committed credit facilities		$ 342,500			$ 92,600	$ 38,200
Newbuilding on order for delivery | newbuilding		0			0	1
Number of vessels repaid | vessel		3
Number of secondhand MR vessels financed | vessel		4
Number of vessels taken delivery of | vessel		2
Scheduled minimum payments on mortgage debt and bank loans in 2024		$ 107,000
Number of bridge to bond facilities | bank		4
Number of LR2 vessels financed | vessel		5
Number of LR2 vessels purchased | vessel	8
Number of second hand LR1 vessels financed through new lease facility with China Merchant Bank Financial Leasing | vessel		7
Gross lease liabilities		$ 7,600			$ 5,300	$ 5,900
Bottom of range
Liquidity And Capital Resources [Line Items]
Gross lease liabilities		65,000
Other credit facilities
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities		$ 342,500			$ 93,000	$ 38,000
Unsecured Bond | Entering into significant commitments or contingent liabilities
Liquidity And Capital Resources [Line Items]
Senior unsecured bond, terms			5 years	5 years
Notional value			$ 200,000	$ 200,000
Amount used to cancel undrawn borrowing facilities			$ 165,000